Business combinations - Acquisition of mobile assets of Oi Group Narrative (Details) € in Millions, client in Millions, R$ in Millions					12 Months Ended
	Oct. 23, 2023 EUR (€)	Oct. 23, 2023 BRL (R$)	Apr. 20, 2022 EUR (€)	Apr. 20, 2022 BRL (R$)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 BRL (R$)	Apr. 20, 2022 BRL (R$)	Apr. 20, 2022	Apr. 20, 2022 client	Apr. 20, 2022 sitesOfMobileAccess	Apr. 20, 2022 site
Disclosure of detailed information about business combination [line items]
Current financial assets					€ 2,444	€ 1,078
Deposits and guarantees
Disclosure of detailed information about business combination [line items]
Current financial assets					439	€ 209
Telefónica Brasil, Claro S.A. And TIM S.A. | Deposits and guarantees
Disclosure of detailed information about business combination [line items]
Current financial assets					94		R$ 522
Oi Group
Disclosure of detailed information about business combination [line items]
Number of clients recognised as of acquisition date | client										12.5
Number of clients recognised as of acquisition date, (in percentage of total customers)									0.30
Spectrum recognised as of acquisition date, percentage of radiofrequency (in percentage)									0.46
Infrastructure contracts recognised as of acquisition date											2,700	2,700
Infrastructure contracts recognised as of acquisition date, percentage									19
Fair value of acquired receivables			€ 74
Gross contractual amounts receivable for acquired receivables			81
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables			7
Contingent liabilities recognised as of acquisition date			90
Revenue of acquiree since acquisition date					206
Loss of acquiree since acquisition date					€ 1
Consideration		R$ 5,129	1,093					R$ 5,492
Cash transferred, estimation			€ 1,063	R$ 5,373
Retained amount, percentage		50.00%
Cash transferred, retained amount | R$		R$ 488
Withdrawn amount, percentage		50.00%
Withdrawn amount	€ 51	R$ 277
Oi Group | Minimum | Licenses
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill					5 years
Oi Group | Maximum | Licenses
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill					15 years
Oi Group | Weighted average | Licenses
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill					10 years 29 days